Directors' Emoluments (Tables)	12 Months Ended
Dec. 31, 2023
Directors' Emoluments [Abstract]
Schedule of Emoluments Paid or Payable to the Directors	The emoluments paid or payable to the directors of the Company were as follows:
	Year ended December 31,
	2023	2022	2021
Salaries
Yan Keyan	-	-	597,669
Sun Lei	-	1,470,000	772,000
Li Huidan	-	228,000	772,000
Mu Ruifeng	-	228,000	-
Jin Yan	-	228,000	-
	-	2,154,000	2,141,669
Social Welfare
Yan Keyan	-	-	1,242
	-	-	1,242